     As filed with the Securities and Exchange Commission on June 26, 2000.

                                                               File No. 33-63731

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                       POST-EFFECTIVE AMENDMENT NO. 11 TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.   Exact name of trust:  ICMG Registered Variable Life Separate Account One

B.   Name of depositor:  Hartford Life and Annuity Insurance Company

C.   Complete address of depositor's principal executive offices:

                                 P. O. Box 2999
                             Hartford, CT 06104-2999

D.   Name and complete address of agent for service:

                          Christopher M. Grinnell, Esq.
                   Hartford Life and Annuity Insurance Company
                                 P. O. Box 2999
                             Hartford, CT 06104-2999

             It is proposed that this filing will become effective:

          immediately upon filing pursuant to paragraph (b) of Rule 485
     ---
      X   on June 26, 2000 pursuant to paragraph (b) of Rule 485
     ---
          60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ---
          on ________ pursuant to paragraph (a)(1) of Rule 485
     ---
          this post-effective amendment designates a new effective date for a
     ---       previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                         RECONCILIATION AND TIE BETWEEN
                           FORM N-8B-2 AND PROSPECTUS

  Item No. of Form N-8B-2                 Caption In Prospectus
  -----------------------                 ---------------------
            1.                     Cover Page
            2.                     Cover Page
            3.                     Not Applicable
            4.                     Statement of Additional Information -
                                   Distribution of the Policies
            5.                     About Us - ICMG Registered Variable Life
                                   Separate Account One
            6.                     About Us - ICMG Registered Variable Life
                                   Separate Account One
            7.                     Not required by Form S-6
            8.                     Not required by Form S-6
            9.                     Legal Proceedings
            10.                    About Us - ICMG Registered Variable Life
                                   Separate Account One; The Funds
            11.                    About Us - ICMG Registered Variable Life
                                   Separate Account One; The Funds
            12.                    About Us - The Funds
            13.                    Fee Table;  Charges and Deductions
            14.                    Premiums
            15.                    Premiums
            16.                    Premiums
            17.                    Making Withdrawals From Your Policy
            18.                    About Us - The Funds; Charges and
                                   Deductions
            19.                    Your Policy - Contract Rights
            20.                    Not Applicable
            21.                    Loans
            22.                    Not Applicable
            23.                    Not Applicable
            24.                    Not Applicable
            25.                    About Us - Hartford Life and Annuity
                                   Insurance Company
            26.                    Not Applicable
            27.                    About Us - Hartford Life and Annuity
                                   Insurance Company
            28.                    Statement of Additional Information -
                                   General Information and History
            29.                    About Us - Hartford Life and Annuity
                                   Insurance Company
            30.                    Not Applicable
            31.                    Not Applicable
            32.                    Not Applicable
            33.                    Not Applicable
            34.                    Not Applicable
            35.                    Statement of Additional Information -



  Item No. of Form N-8B-2                 Caption In Prospectus
  -----------------------                 ---------------------
                                   Distribution of the Policies
            36.                    Not required by Form S-6
            37.                    Not Applicable
            38.                    Statement of Additional Information -
                                   Distribution of the Policies
            39.                    Statement of Additional Information -
                                   Distribution of the Policies
            40.                    Not Applicable
            41.                    Statement of Additional Information -
                                   Distribution of the Policies
            42.                    Not Applicable
            43.                    Not Applicable
            44.                    Premiums
            45.                    Not Applicable
            46.                    Premiums; Making Withdrawals From Your
                                   Policy
            47.                    About Us - The Funds
            48.                    Cover Page; About Us - Hartford Life and
                                   Annuity Insurance Company
            49.                    Not Applicable
            50.                    About Us - ICMG Registered Variable Life
                                   Separate Account One
            51.                    Not Applicable
            52.                    About Us - The Funds
            53.                    Taxes
            54.                    Not Applicable
            55.                    Not Applicable
            56.                    Not Required by Form S-6
            57.                    Not Required by Form S-6
            58.                    Not Required by Form S-6
            59.                    Not Required by Form S-6

                                  PARTS A AND B

Each Prospectus and Statement of Additional Information is incorporated in Parts A and B respectively, of this post-effective amendment No. 11, by reference to post-effective amendment No. 10 to the registration statement on Form S-6 (File No.33-63731), as filed on April 13, 2000 and declared effective on May 1, 2000.

A Supplement to each Prospectus, dated June 26, 2000 is included in Part A of this post-effective amendment.

                                   OMNISOURCE
             GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
        SUPPLEMENT DATED JUNE 26, 2000 TO THE PROSPECTUS DATED MAY 1, 2000


Alger American Growth Investment Division and Alger American Small Capitalization Investment Division will not be closing to new premiums and transfer of Investment Value on July 5, 2000. Please disregard any statements in the Prospectus to the contrary.

The following replaces the last sentence of the first paragraph under the "Loans" section of the Prospectus:

     The maximum Loan amount is equal to the sum of the Cash
     Surrender Value plus outstanding Debt, multiplied by 1.00, minus outstanding Debt.



33-63731

                                THE ONE PROVIDER
             GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
        SUPPLEMENT DATED JUNE 26, 2000 TO THE PROSPECTUS DATED MAY 1, 2000


The following replaces the last sentence of the first paragraph under the "Loans" section of the Prospectus:

     The maximum Loan amount is equal to the sum of the Cash
     Surrender Value plus outstanding Debt, multiplied by 1.00, minus outstanding Debt.



33-63731

                                OTHER INFORMATION

Item 27.  Exhibits

     (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (c)(1) Principal Underwriting Agreement.(1)

     (c)(2) Form of Selling Agreements.(2)

     (d) Form of Certificate for Group Flexible Premium Variable Life Insurance Policy.(1)

     (e) Form of Enrollment Form for Certificate Issued Under Group Flexible Premium Variable Life Insurance Policies.(1)

     (f)  Certificate of Incorporation of Hartford(3) and Bylaws of Hartford.(2)

     (g)  Contracts of Reinsurance.(4)

     (h)  Form of Participation Agreement.(4)

     (i)  Not Applicable.

     (j)  Not Applicable.

-------------------

(1) Incorporated by reference to Initial Filing to the Registration Statement on Form S-6, File No. 33-61267, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on October 30, 1995.

(2) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on May 21, 1996.

(3) Incorporated by reference to the Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-61267, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on February 18, 1998.

(4) Incorporated by reference to the Post-Effective Amendment No. 9 to the Registration Statement on Form S-6, File No. 33-63731, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on February 11, 2000.

     (k) Opinion and consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

     (l)  Opinion and Consent of James M. Hedreen, FSA, MAAA.

     (m)  Not Applicable.

     (n)  Consent of Arthur Andersen LLP, Independent Public Accountants.

     (o)  No financial statement will be omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.1

     (r)  Power of Attorney.

     (s)  Organizational Chart.


Item 28.  Officers and Directors.

-------------------------------------------------------------------------------
NAME                        POSITION WITH HARTFORD
-------------------------------------------------------------------------------
David A. Carlson            Vice President
-------------------------------------------------------------------------------
Peter W. Cummins            Senior Vice President
-------------------------------------------------------------------------------
Bruce W. Ferris             Vice President
-------------------------------------------------------------------------------
Timothy M. Fitch            Vice President & Actuary
-------------------------------------------------------------------------------
Mary Jane B. Fortin         Vice President & Chief Accounting Officer
-------------------------------------------------------------------------------
David T. Foy                Senior Vice President, Chief Financial Officer and
                            Treasurer, Director*
-------------------------------------------------------------------------------
Lynda Godkin                Senior Vice President, General Counsel, and
                            Corporate Secretary, Director*
-------------------------------------------------------------------------------
Lois W. Grady               Senior Vice President
-------------------------------------------------------------------------------
Stephen T. Joyce            Senior Vice President
-------------------------------------------------------------------------------
Michael D. Keeler           Vice President
-------------------------------------------------------------------------------
Robert A. Kerzner           Senior Vice President
-------------------------------------------------------------------------------
Thomas M. Marra             Executive Vice President, Director*
-------------------------------------------------------------------------------
Steven L. Matthiesen        Vice President
-------------------------------------------------------------------------------
Deanne Osgood               Vice President
-------------------------------------------------------------------------------
Craig R. Raymond            Senior Vice President and Chief Actuary
-------------------------------------------------------------------------------
Lowndes A. Smith            Chief Executive Officer, Director*
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NAME                        POSITION WITH HARTFORD
-------------------------------------------------------------------------------
David M. Znamierowski       Senior Vice President and Chief Investment Officer,
                            Director*
-------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

  *  Denotes Board of Directors of Hartford.


Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit (s).

Item 30: Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Equity Sales Company ("HESCO") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 31. Principal Underwriters

        (a) HESCO acts as principal underwriter for the following investment companies:

            Hartford Life Insurance Company - Separate Account VL I
            Hartford Life Insurance Company - Separate Account VL II
            Hartford Life Insurance Company - ICMG Secular Trust Separate
            Account
            Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A
            Hartford Life and Annuity Insurance Company - Separate Account VL I Hartford Life and Annuity Insurance Company - Separate Account VL II Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

        (b)  Directors and Officers of HESCO

                                       Positions and Offices
        Name                           With  Underwriter
------------------------         ---------------------------
   David A. Carlson                 Vice President
   Peter W. Cummins                 Senior Vice President
   David T. Foy                     Treasurer
   Lynda Godkin                     Senior Vice President, General Counsel and
                                      Corporate Secretary
   George R. Jay                    Controller
   Robert A. Kerzner                Executive Vice President, Director
   Thomas M. Marra                  Executive Vice President, Director
   Donald R. Salama                 Vice President
   Lowndes A. Smith                 President and Chief Executive Officer,
                                      Director

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33.  Management Services

All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.  Representation of Reasonableness of Fees

Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES
                                   ----------
Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on the 26th day of June, 2000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERERED VARIABLE LIFE SEPARATE ACCOUNT ONE
(Registrant)

*By: David T. Foy                                  *By: /s/ Marianne O'Doherty
     ------------------------------------------         -----------------------
     David T. Foy, Senior Vice President, Chief             Marianne O'Doherty
     Financial Officer and Treasurer                        Attorney-In-Fact


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

*By: David T. Foy
     ------------------------------------------
     David T. Foy, Senior Vice President, Chief Financial Officer
     and Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
 Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General     *By:  /s/ Marianne O'Doherty
 Counsel and Corporate Secretary, Director*                ---------------------
Thomas M. Marra, President,                                Marianne O'Doherty
 Director*                                                 Attorney-In-Fact
Lowndes A. Smith, Chief  Executive Officer,                Dated:  June 26, 2000
 Director *
David M. Znamierowski, Senior Vice President
 and Chief Investment Officer, Director*

                                  EXHIBIT INDEX


1.1 Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary

1.2  Opinion and Consent of James M. Hedreen, FSA, MAAA

1.3  Consent of Arthur Andersen LLP, Independent Public Accountants

1.4  Power of Attorney.

1.5  Organizational Chart.